Taxes (Details) - Schedule of reconciles china statutory rates	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciles china statutory rates [Abstract]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(10.00%)	(10.00%)
Permanent difference	2.00%	2.00%
Effective tax rate	17.00%	17.00%